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AXP(SM) Managed
Allocation
Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


(icon of) magnifying glass

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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Going Where the Action Is
Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. AXP Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

AXP MANAGED ALLOCATION FUND  (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      10
Financial Statements (Fund)              11
Notes to Financial Statements (Fund)     14
Independent Auditors' Report (Portfolio) 19
Financial Statements (Portfolio)         20
Notes to Financial Statements (Portfolio)23
Investments in Securities                28
Federal Income Tax Information           56


1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    6p
Past Performance                         9p
Fees and Expenses                       11p
Management                              12p
Buying and Selling Shares               13p
Valuing Fund Shares                     13p
Investment Options                      14p
Purchasing Shares                       15p
Sales Charges                           18p
Exchanging/Selling Shares               22p
Distributions and Taxes                 27p
Personalized Shareholder
   Information                          29p
Master/Feeder Structure                 30p
About the Company                       31p
Quick Telephone Reference               33p
Financial Highlights                    34p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o Changes with respect to fundamental investment policies.
o A new subadvisory agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Steven Merrell
Steven Merrell
Portfolio manager

From the Portfolio Manager

It was a volatile 12 months for financial assets, but in the end it proved to be an overall productive period for AXP Managed Allocation Fund. For the fiscal year -- October 1998 through September 1999 -- the Fund's Class A shares generated a total return of 14.78%. (A portion of the return came in the form of a capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a sharp decline in the late summer of 1998. But soon, in another display of the remarkable resilience it has shown in recent years, the market was on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve and ongoing strength of the economy, the advance turned into a powerful rally that sent the market to an all-time high by the middle of the summer. Over the final three months, though, stocks lost ground under pressure from a rise in long-term interest rates and concern about potentially higher inflation.

AXP MANAGED ALLOCATION FUND  (This annual report is not part of the prospectus.)

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On the fixed-income side, a sharp rebound in U.S. corporate and  emerging-market bonds had a positive effect early in the fiscal year. But from that point, a steady rise in interest rates here at home took a toll on the portfolio's holdings among U.S. Treasury and corporate issues. To provide a buffer against that trend, we increased cash reserves during the second half of the period.

BIG U.S. STOCKS ARE HIGHEST EXPOSURE
Looking at the composition of the portfolio, U.S. stocks made up about 59% of assets, the bulk of that in large-capitalization stocks. Most of the remainder was allocated to bonds, chiefly U.S. corporate, Treasury and mortgage-backed issues. Foreign holdings, including major- and emerging-market securities, comprised less than 10% during the year.

We made a few asset shifts of note over the period. We brought the level of cash reserves down from about 10% to 1% in the opening months, moving most of that money into U.S. stocks. Late in the period, we reversed that process, bringing the cash up to about 11% (excluding cash used to cover open futures contracts). Also, about mid-period, we reduced the foreign exposure to about 4%, virtually eliminating holdings in emerging markets. At period-end, the overall portfolio mix was 90% investment-grade securities, 10% below investment grade.

As we enter the new fiscal year, the higher cash level in the portfolio reflects our view that greater uncertainty among investors could make it difficult for stocks and bonds to make meaningful headway over the near term. Therefore, we plan to stick with a somewhat defensive structure until we see indications, particularly on the interest-rate front, that the investment environment is turning more positive.


Steven Merrell

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

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Fund Facts


Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                       $10.49
Sept. 30, 1998                                                       $10.34
Increase                                                             $ 0.15

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $ 0.44
From capital gains                                                   $ 0.89
Total distributions                                                  $ 1.33

Total return*                                                       +14.78%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                       $10.43
Sept. 30, 1998                                                       $10.29
Increase                                                             $ 0.14

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $ 0.36
From capital gains                                                   $ 0.89
Total distributions                                                  $ 1.25

Total return*                                                       +13.90%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                       $10.50
Sept. 30, 1998                                                       $10.34
Increase                                                             $ 0.16

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $ 0.45
From capital gains                                                   $ 0.89
Total distributions                                                  $ 1.34

Total return*                                                       +14.92%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP MANAGED ALLOCATION FUND  (This annual report is not part of the prospectus.)

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The 10 Largest Holdings


                                       Percent                     Value
                                   (of net assets)        (as of Sept. 30, 1999)
 Bristol-Myers Squibb                     1.94%                $44,023,499
 Microsoft                                1.83                  41,586,299
 Intl Business Machines                   1.78                  40,381,462
 General Electric                         1.71                  38,817,362
 U.S. Treasury                            1.42                  32,269,503
   6.75% 2000
 Chevron                                  1.17                  26,633,874
 Cisco Systems                            1.12                  25,518,962
 Wal-Mart Stores                          1.12                  25,369,837
 Mobil                                    1.11                  25,278,174
 Tyco Intl                                1.03                  23,458,399

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


The 10 holdings listed here
make up 14.23% of net assets

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Making the Most of the Fund


BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP MANAGED ALLOCATION FUND  (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP Managed Allocation Fund

$50,000


$40,000


$30,000                                                     X S&P 500 Index


                                                                           X
$20,000                                                               $28,344
                                                                  AXP Managed
                                                  X           Allocation Fund
$10,000                                         Lipper Flexible
                                           Portfolio Fund Index


$9,500


10/1/89    9/90   9/91   9/92   9/93    9/94   9/95    9/96   9/97    9/98  9/99

Average annual total return (as of Sept. 30, 1999)
                                                                         Since
                  1 year           5 years          10 years         inception*
Class A           +9.04%           +8.89%           +10.98%              --%
Class B           +9.90%              --%               --%          +11.16%
Class Y          +14.92%              --%               --%          +12.46%

*Inception date was March 20, 1995.

Assumes:Holding period from 10/1/89 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $4,095. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Flexible Portfolio Fund Index. In comparing AXP Managed Allocation Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total returns reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #30  to
Registration Statement No. 2-93801 filed on or about November 23, 1999, are incorporated herein by reference.

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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Class A

Income distribution taxable as dividend income, 17.64% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                  0.25275
March 25 1999                                  0.06141
June 24, 1999                                  0.05806
Sept. 23, 1999                                 0.07205
Total                                         $0.44427


Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.88695
Total distributions                           $1.33122

The distribution of $1.13970 per share, payable Dec. 22, 1998, consisted of $0.10491 derived from net investment income, $0.14784 from net short-term capital gains (a total of $0.25275 taxable as dividend income) and $0.88695 from net long-term capital gains.

AXP MANAGED ALLOCATION FUND  (This annual report is not part of the prospectus.)

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Class B

Income distribution taxable as dividend income, 17.64% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.23278
March 25, 1999                                 0.04039
June 24, 1999                                  0.03714
Sept. 23, 1999                                 0.05106
Total                                         $0.36137

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.88695
Total distributions                           $1.24832

The distributions of $1.11973 per share, payable Dec. 22, 1998, consisted of $0.08494 derived from net investment income, $0.14784 from net short-term capital gains (a total of $0.23278 taxable as dividend income) and $0.88695 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 17.64% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.25475
March 25, 1999                                 0.06394
June 24, 1999                                  0.06012
Sept. 23, 1999                                 0.07632
Total                                         $0.45513

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.88695
Total distributions                           $1.34208

The distribution of $1.14170 per share, payable Dec. 22, 1998, consisted of $0.10691 derived from net investment income, $0.14784 from net short-term capital gains (a total of $0.25475 taxable as dividend income) and $0.88695 from net long-term capital gains.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999


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S-6141 P (11/99)

AXP Managed Allocation Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.